SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20 - SUBSEQUENT EVENTS

On August 2, 2017, Spectacular Bid Limited, a wholly owned subsidiary of Freeman, completed the acquisition of approximately 67% of the Company’s outstanding shares (Note 1).

On October 19, 2017, the Company received a letter from the Staff of the Listing Qualifications Department (the “Listing Qualifications Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Listing Qualifications Staff has withdrawn its August 4, 2017 delisting determination letter. Accordingly, the Company’s securities remain listed on Nasdaq. Notwithstanding the withdrawal of the August 4, 2017 delisting determination letter, the Company has been further advised by Nasdaq that the Company’s securities will remain halted pending the receipt and review by Nasdaq of additional information from the Company.